Goodwill And Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule Of Goodwill

	December 31
	2011	2012
Balance as of January 1	$-	$485

Changes during the year – Goodwill resulting from acquisition of business operations combination	485	-

Balance as of December 31	$485	$485

Schedule Of Indefinite-Lived Intangible Assets

	December 31
	2011	2012
Cost
Technology	$1,682	$1,938
Brand	607	607
Know-how	452	452
Customer contracts and relationships	6,243	6,243
Total cost	8,984	9,240

Accumulated amortization and impairments
Technology	1,566	1,710
Brand	584	586
Know-how	452	452
Customer contracts and relationships	5,773	5,836
Total Accumulated amortization	8,375	8,584
	$609	$656

Schedule Of Estimated Amortization Expense

December 31
2013	$97
2014	97
2015	97
2016	97
2017 and thereafter	268
$656